Short-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Debt

Note 7 – Short-Term Debt

As discussed in Note 6, Southwest has a $300 million credit facility that is scheduled to expire in March 2017, of which $150 million has been designated by management for working capital purposes. The Company had no short-term borrowings outstanding at December 31, 2012 or 2013.